LEASE	12 Months Ended
Dec. 31, 2022
LEASE
LEASE

12. LEASE

The Company leases manufacturing facilities in various regions where the Company operates. The Company also leases land for construction and operations of solar power systems, and leases office space, office equipment and motor vehicles for its sales and administrative functions. Leased assets are mainly located in the PRC, Brazil and United States. The land use rights represent lease prepayments and are expensed over the remaining term of the rights, which is generally 50 years.

The Company capitalizes lease costs to its project assets and solar power systems, when such costs qualify for capitalization as during periods in which activities necessary to get the property ready for its intended use are in progress.

The leases considered as ROU assets have various terms of up to twenty years. The Company also has certain leases with terms of 12 months or less, which are not recorded on the consolidated balance sheet.

The components of lease expenses were as follows:

	Year ended	Year ended
	December 31, 2021	December 31, 2022
	$	$
Finance lease cost:
Amortization of ROU assets	14,920	11,406
Interest on lease liabilities	1,349	1,994
Operating fixed lease cost	18,443	14,936
Short-term lease cost	1,884	1,028
Total lease cost	36,596	29,364

Supplemental balance sheet information related to leases was as follows:

	At	At
	December 31, 2021	December 31, 2022
	$	$
Operating lease ROU assets	35,286	35,506
Land use rights, net	71,011	68,094
Total operating lease ROU assets	106,297	103,600

Operating lease liabilities - current	12,185	9,810
Operating lease liabilities - non-current	23,215	25,714
Total operating lease liabilities	35,400	35,524

Other supplemental information related to leases was as follows:

	Year ended	Year ended
	December 31, 2021	December 31, 2022
	$	$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance lease	(1,349)	(1,994)
Operating cash outflows from operating lease	(19,972)	(15,032)
Financing cash outflows from finance lease	(35,554)	(20,194)
ROU assets obtained in exchange of new finance lease liabilities in non-cash transaction	60,102	—
ROU assets obtained in exchange of new operating lease liabilities in non-cash transaction	24,694	14,393
ROU assets disposed through early termination of operating leases in non-cash transaction	(1,880)	(965)

12. LEASE (Continued)

	At December 31,	At December 31,
	2021	2022
Weighted average of remaining lease term - finance leases (in years)	2.7	1.8
Weighted average of remaining lease term - operating leases (in years)	4.4	6.6
Weighted average of lease discount rate - finance lease	5.0%	4.9%
Weighted average of lease discount rate - operating lease	4.3%	10.4%

As of December 31, 2022, maturities of operating and finance lease liabilities were as follows:

	Operating Lease	Finance Lease	Total Lease
	Payment	Payment	Payment
	$	$	$
Year Ending December 31:
2023	10,798	15,517	26,315
2024	7,216	14,846	22,062
2025	5,580	6	5,586
2026	5,155	1	5,156
2027	3,666	—	3,666
Thereafter	33,133	—	33,133
Total future minimum lease payments	65,548	30,370	95,918
Less: imputed interest	30,024	1,301	31,325
NPV for future minimum lease payments	35,524	29,069	64,593

Analysis as:
Short-term	9,810	14,697	24,507
Long-term	25,714	14,372	40,086
Total lease liabilities	35,524	29,069	64,593